UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Paul J. Smith	Alan Goldberg
One State Farm Plaza	K&L Gates LLP
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2013

Date of reporting period: 02/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.31%)
Agriculture, Foods, & Beverage (12.17%)
Archer-Daniels-Midland Co.	3,477,500	$110,793,150
Coca-Cola Co., The	2,054,600	79,554,112
Kellogg Co.	930,000	56,265,000
McCormick & Co. Inc.	428,600	28,831,922
Nestle SA ADR	1,175,800	82,270,726
PepsiCo Inc.	641,400	48,598,878

		406,313,788

Banks (4.16%)
M&T Bank Corp.	213,400	21,786,006
Northern Trust Corp.	460,500	24,484,785
Wells Fargo & Co.	2,643,100	92,719,948

		138,990,739

Building Materials & Construction (1.58%)
Vulcan Materials Co.	1,039,200	52,926,456

Chemicals (10.08%)
Air Products & Chemicals Inc.	830,000	71,662,200
E.I. du Pont de Nemours & Co.	229,200	10,978,680
International Flavors & Fragrances Inc.	525,000	38,314,500
Novozymes A/S B Shares	106,100	3,699,958
Sigma-Aldrich Corp.	2,750,000	211,915,000

		336,570,338

Computer Software & Services (1.25%)
Automatic Data Processing Inc.	109,900	6,743,464
SAP AG	444,800	34,890,544

		41,634,008

Computers (5.31%)
Hewlett-Packard Co.	3,019,400	60,810,716
International Business Machines Corp.	580,000	116,481,400

		177,292,116

Consumer & Marketing (6.61%)
AptarGroup Inc.	677,405	36,539,226
Colgate-Palmolive Co.	436,300	49,925,809
Procter & Gamble Co., The	1,765,155	134,469,508

		220,934,543

Electronic/Electrical Manufacturing (5.77%)
Agilent Technologies Inc.	548,071	22,733,985
Emerson Electric Co.	729,400	41,356,980
General Electric Co.	3,848,900	89,371,458
Linear Technology Corp.	1,023,400	39,134,816

		192,597,239

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.74%)
Berkshire Hathaway Inc. Class A (a)	162	$24,721,200
Berkshire Hathaway Inc. Class B (a)	143	14,609

		24,735,809

Health Care (12.69%)
Abbott Laboratories	847,500	28,637,025
AbbVie Inc.	847,500	31,289,700
Amgen Inc.	106,300	9,716,883
Baxter International Inc.	43,600	2,947,360
Eli Lilly & Co.	997,000	54,496,020
Johnson & Johnson	2,481,600	188,874,576
Merck & Co. Inc.	631,600	26,988,268
Pfizer Inc.	2,952,000	80,796,240

		423,746,072

Machinery & Manufacturing (6.92%)
3M Co.	564,000	58,656,000
Caterpillar Inc.	877,700	81,073,149
Deere & Co.	30,900	2,713,947
Donaldson Company Inc.	84,800	3,055,344
HNI Corp.	1,439,200	45,421,152
Illinois Tool Works Inc.	652,500	40,128,750

		231,048,342

Media & Broadcasting (4.46%)
Walt Disney Co., The	2,728,640	148,956,458

Mining & Metals (3.83%)
BHP Billiton PLC	941,859	29,843,699
Nucor Corp.	531,200	23,930,560
Rio Tinto PLC	476,280	25,580,945
Rio Tinto PLC ADR	907,200	48,662,208

		128,017,412

Oil & Gas (15.32%)
BG Group PLC	3,199,100	56,554,662
Bill Barrett Corp. (a)	1,032,400	18,634,820
Chevron Corp.	1,060,000	124,179,000
Devon Energy Corp.	212,204	11,514,189
Dril-Quip Inc. (a)	16,100	1,323,903
Exxon Mobil Corp.	2,615,200	234,191,160
Noble Energy Inc.	36,200	4,012,046
Royal Dutch Shell PLC ADR Class A	487,900	32,030,635
Schlumberger Ltd.	45,300	3,526,605
Spectra Energy Corp.	399,950	11,614,548
Tidewater Inc.	154,191	7,297,860

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	173,103	$6,630,927

		511,510,355

Retailers (2.84%)
Wal-Mart Stores Inc.	1,339,100	94,781,498

Telecom & Telecom Equipment (3.66%)
AT&T Inc.	2,140,534	76,866,576
Corning Inc.	1,284,600	16,198,806
Verizon Communications Inc.	624,900	29,076,597

		122,141,979

Transportation (0.28%)
GATX Corp.	190,700	9,506,395

Utilities & Energy (0.64%)
Duke Energy Corp.	306,966	21,257,396

Total Common Stocks
(cost $1,140,023,373)		3,282,960,943

Short-term Investments (1.32%)
JPMorgan U.S. Government Money Market Fund	43,999,869	43,999,869

Total Short-term Investments
(cost $43,999,869)		43,999,869

TOTAL INVESTMENTS (99.63%)
(cost $1,184,023,242)		3,326,960,812
OTHER ASSETS, NET OF LIABILITIES (0.37%)		12,442,159

NET ASSETS (100.00%)		$3,339,402,971

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks (57.17%)
Agriculture, Foods, & Beverage (6.83%)
Archer-Daniels-Midland Co.	940,561	$29,966,273
Campbell Soup Co.	26,000	1,070,160
Coca-Cola Co., The	410,000	15,875,200
Kellogg Co.	310,000	18,755,000
Nestle SA ADR	252,500	17,667,425
PepsiCo Inc.	110,100	8,342,277
Sysco Corp.	165,300	5,316,048

		96,992,383

Banks (2.76%)
M&T Bank Corp.	58,300	5,951,847
Northern Trust Corp.	104,700	5,566,899
Suntrust Banks Inc.	54,300	1,498,137
Wells Fargo & Co.	747,600	26,225,808

		39,242,691

Building Materials & Construction (0.67%)
Lafarge SA	21,338	1,439,074
Vulcan Materials Co.	160,200	8,158,986

		9,598,060

Chemicals (5.58%)
Air Products & Chemicals Inc.	230,000	19,858,200
Dow Chemical Co., The	69,000	2,188,680
E.I. du Pont de Nemours & Co.	132,105	6,327,830
International Flavors & Fragrances Inc.	120,000	8,757,600
Novozymes A/S B Shares	124,350	4,336,379
Sigma-Aldrich Corp.	491,000	37,836,460

		79,305,149

Computer Software & Services (0.50%)
Automatic Data Processing Inc.	47,400	2,908,464
SAP AG	52,800	4,141,683

		7,050,147

Computers (3.22%)
Hewlett-Packard Co.	754,000	15,185,560
International Business Machines Corp.	152,100	30,546,243

		45,731,803

Consumer & Marketing (3.39%)
AptarGroup Inc.	134,100	7,233,354
Colgate-Palmolive Co.	40,000	4,577,200
Procter & Gamble Co., The	477,700	36,391,186

		48,201,740

Electronic/Electrical Manufacturing (2.64%)
Agilent Technologies Inc.	143,787	5,964,285
Emerson Electric Co.	98,600	5,590,620
General Electric Co.	796,300	18,490,086
KLA-Tencor Corp.	45,100	2,469,676
Linear Technology Corp.	130,100	4,975,024

		37,489,691

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.37%)
Berkshire Hathaway Inc. Class A (a)	34	$5,188,400
Berkshire Hathaway Inc. Class B (a)	533	54,451

		5,242,851

Health Care (7.80%)
Abbott Laboratories	92,000	3,108,680
AbbVie Inc.	92,000	3,396,640
Allergan Inc.	154,800	16,783,416
Amgen Inc.	53,100	4,853,871
Baxter International Inc.	29,100	1,967,160
Eli Lilly & Co.	212,000	11,587,920
Johnson & Johnson	417,700	31,791,147
Medtronic Inc.	21,600	971,136
Merck & Co. Inc.	144,100	6,157,393
Pfizer Inc.	960,000	26,275,200
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	3,885,860

		110,778,423

Machinery & Manufacturing (4.07%)
3M Co.	124,600	12,958,400
Caterpillar Inc.	262,400	24,237,888
Deere & Co.	38,700	3,399,021
Donaldson Company Inc.	115,800	4,172,274
HNI Corp.	160,000	5,049,600
Illinois Tool Works Inc.	130,600	8,031,900

		57,849,083

Media & Broadcasting (4.10%)
Lee Enterprises Inc. Class A (a)	84,000	100,800
Walt Disney Co., The	1,065,995	58,192,667

		58,293,467

Mining & Metals (3.53%)
BHP Billiton PLC	169,900	5,383,443
Newmont Mining Corp.	29,200	1,176,468
Nucor Corp.	436,800	19,677,840
Rio Tinto PLC	153,825	8,261,924
Rio Tinto PLC ADR	293,000	15,716,520

		50,216,195

Oil & Gas (7.59%)
BG Group PLC	256,800	4,539,788
Bill Barrett Corp. (a)	100,000	1,805,000
Chevron Corp.	288,000	33,739,200
Devon Energy Corp.	76,170	4,132,984
Exxon Mobil Corp.	448,000	40,118,400
Noble Energy Inc.	19,900	2,205,517
Royal Dutch Shell PLC ADR Class A	216,400	14,206,660
Schlumberger Ltd.	25,900	2,016,315
Spectra Energy Corp.	79,650	2,313,036
Woodside Petroleum Ltd.	73,477	2,814,628

		107,891,528

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.38%)
Wal-Mart Stores Inc.	276,700	$19,584,826

Telecom & Telecom Equipment (2.15%)
AT&T Inc.	533,359	19,152,922
Cisco Systems Inc.	189,400	3,948,990
Corning Inc.	372,300	4,694,703
Verizon Communications Inc.	57,800	2,689,434

		30,486,049

Transportation (0.24%)
GATX Corp.	68,200	3,399,770

Utilities & Energy (0.35%)
Duke Energy Corp.	72,333	5,009,060

Total Common Stocks
(cost $298,973,547)		812,362,916

	Principal amount	Value
Corporate Bonds (16.25%)
Aerospace/Defense (0.07%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,050,146

Agriculture, Foods, & Beverage (1.40%)
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,000,107
Hershey Co.
5.000%, 04/01/2013	500,000	501,680
General Mills Inc.
5.200%, 03/17/2015	500,000	545,020
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,140,773
Hershey Co.
5.450%, 09/01/2016	500,000	572,063
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,210,224
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,380,552
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,184,464
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,182,216
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,227,554
Pepsico Inc.
2.750%, 03/05/2022	1,000,000	1,015,348
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,027,155
Sysco Corp.
2.600%, 06/12/2022	1,000,000	996,872
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	953,082
Kellogg Co.
2.750%, 03/01/2023	1,000,000	996,687

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Pepsico Inc.
2.750%, 03/01/2023	$1,000,000	$1,001,037
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,995,200

		19,930,034

Automotive (0.30%)
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,190,106
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,058,427
2.625%, 01/10/2023	1,000,000	992,849

		4,241,382

Banks (0.64%)
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	501,490
Wachovia Corp.
5.700%, 08/01/2013	750,000	766,679
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	528,455
US Bank NA
4.950%, 10/30/2014	1,500,000	1,603,584
Wachovia Bank NA
5.600%, 03/15/2016	750,000	845,489
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,127,006
5.300%, 03/15/2017	500,000	560,413
Wachovia Corp.
5.750%, 06/15/2017	750,000	882,529
Wachovia Bank NA
6.000%, 11/15/2017	500,000	600,554
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	593,717
US Bancorp
3.000%, 03/15/2022	1,000,000	1,031,099

		9,041,015

Chemicals (0.86%)
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,001,444
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,154,665
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,083,561
5.375%, 11/01/2016	1,000,000	1,153,993
2.450%, 02/15/2022	2,000,000	1,993,924
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,277,441
PPG Industries Inc.
2.700%, 08/15/2022	500,000	491,460
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,012,328

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc.
2.700%, 02/21/2023	$1,000,000	$1,007,858

		12,176,674

Commercial Service/Supply (0.18%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	538,004
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,034,698

		2,572,702

Computer Software & Services (0.44%)
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,268,568
2.125%, 11/15/2022	2,000,000	1,946,206
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,976,526

		6,191,300

Computers (0.37%)
Hewlett-Packard Co.
4.500%, 03/01/2013	1,000,000	1,000,000
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,198,494
1.875%, 05/15/2019	3,000,000	3,051,645

		5,250,139

Consumer & Marketing (1.27%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,075,678
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,131,546
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,819,516
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,193,082
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,197,055
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,441,039
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,206,906
2.625%, 01/15/2022	1,000,000	1,018,811
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,004,979
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,001,944
1.950%, 02/01/2023	1,000,000	958,130

		18,048,686

Electronic/Electrical Manufacturing (0.13%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,173,855

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
5.250%, 10/15/2018	$500,000	$598,984

		1,772,839

Financial Services (0.55%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	571,342
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	569,469
5.400%, 02/15/2017	500,000	575,612
5.625%, 09/15/2017	500,000	588,948
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,775,883
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	592,881
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,113,080
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	1,000,978
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,001,833

		7,790,026

Health Care (1.83%)
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,036,962
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,038,725
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	3,000,000	3,134,193
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,122,600
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,027,811
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,162,299
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,183,767
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,197,209
AstraZeneca PLC
5.900%, 09/15/2017	750,000	901,879
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	600,594
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,213,755
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,392,142
AstraZeneca PLC
1.950%, 09/18/2019	500,000	505,778
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,045,426
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,106,396

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	$1,500,000	$1,435,274
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	976,111
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	988,382
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,980,076

		26,049,379

Machinery & Manufacturing (1.74%)
Eaton Corp.
4.900%, 05/15/2013	500,000	504,358
3M Co.
4.375%, 08/15/2013	1,000,000	1,018,523
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	545,938
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,067,391
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,723,113
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,173,413
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,184,326
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,782,084
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,195,850
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,188,098
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,216,736
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,010,547
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,019,732
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,046,001
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,014,746
Covidien International
3.200%, 06/15/2022	2,000,000	2,088,560
3M Co.
2.000%, 06/26/2022	1,500,000	1,482,592
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	996,781
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	992,774
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	504,134

		24,755,697

Media & Broadcasting (0.30%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,202,551

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Comcast Corp.
3.125%, 07/15/2022	$2,000,000	$2,050,168
Reed Elsevier Capital (b)
3.125%, 10/15/2022	1,000,000	962,619

		4,215,338

Mining & Metals (0.57%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,245,282
5.400%, 03/29/2017	500,000	580,466
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,446,795
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,064,167
Alcoa Inc.
5.870%, 02/23/2022	756,000	803,720
Rio Tinto Finance USA Ltd. PLC
2.875%, 08/21/2022	1,000,000	996,460

		8,136,890

Oil & Gas (1.61%)
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,011,108
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	583,400
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,165,225
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,520,606
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,194,537
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,181,357
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,587,049
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,472,272
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,158,296
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,959,110
Shell International Finance
2.375%, 08/21/2022	1,000,000	988,855
Chevron Corp.
2.355%, 12/05/2022	1,000,000	995,401
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,003,410
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,017,400

		22,838,026

Retailers (0.83%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,116,087

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc.
5.400%, 03/01/2016	$1,000,000	$1,135,653
Target Corp.
5.875%, 07/15/2016	1,300,000	1,520,808
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,156,509
Target Corp.
5.375%, 05/01/2017	1,500,000	1,754,956
6.000%, 01/15/2018	500,000	610,820
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,220,072
4.250%, 04/15/2021	2,000,000	2,298,528
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,037,065

		11,850,498

Telecom & Telecom Equipment (0.53%)
Verizon Communications Inc.
5.500%, 02/15/2018	500,000	592,812
AT&T Inc.
3.000%, 02/15/2022	3,000,000	3,050,010
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	962,100
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,918,432
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	996,740

		7,520,094

Transportation (0.26%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,197,107
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	510,205
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,983,424

		3,690,736

Utilities & Energy (2.37%)
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,500,000
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,080,572
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,241,752
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,255,796
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,157,481
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,187,606
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	598,208
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,794,334

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Northern States Power Co.
5.250%, 03/01/2018	$1,000,000	$1,198,125
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,203,498
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	603,691
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,205,297
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	608,790
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,187,199
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	592,496
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,245,034
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,054,282
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,027,906
Detroit Edison Co.
2.650%, 06/15/2022	500,000	507,079
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	976,847
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,009,278
Northern States Power Co.
2.150%, 08/15/2022	500,000	487,914
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	986,841
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	996,841
PPL Electric Utilities
2.500%, 09/01/2022	500,000	499,663
PECO Energy Co.
2.375%, 09/15/2022	500,000	499,447
Public Service of Colorado
2.250%, 09/15/2022	1,000,000	984,098
Tampa Electric Co.
2.600%, 09/15/2022	500,000	502,607
General Electric Co.
2.700%, 10/09/2022	1,000,000	997,636
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	493,082
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,005,733

		33,689,133

Total Corporate Bonds
(cost $213,568,452)		230,810,734

Foreign Government Bonds (0.21%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,918,500

Total Foreign Government Bonds
(cost $2,495,740)		2,918,500

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Principal amount	Value
Foreign Government Bonds (Cont.)
Government Agency Securities (c) (1.49%)
Agency Commercial Mortgage-Backed Securities (1.24%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	$10,000,000	$10,437,860
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,260,099

		17,697,959

Agency Notes & Bonds (0.25%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,208,498
3.875%, 02/15/2021	2,000,000	2,318,266

		3,526,764

Total Government Agency Securities
(cost $20,181,865)		21,224,723

U.S. Treasury Obligations (22.55%)
U.S. Treasury Notes
3.625%, 05/15/2013	10,000,000	10,072,270
4.250%, 08/15/2013	10,000,000	10,189,840
4.250%, 11/15/2013	10,000,000	10,288,280
4.000%, 02/15/2014	10,000,000	10,366,020
4.250%, 11/15/2014	20,000,000	21,369,540
4.000%, 02/15/2015	15,000,000	16,098,630
4.125%, 05/15/2015	20,000,000	21,693,760
4.500%, 02/15/2016	15,000,000	16,826,955
5.125%, 05/15/2016	20,000,000	23,001,560
4.625%, 02/15/2017	20,000,000	23,187,500
3.250%, 03/31/2017	5,000,000	5,540,625
3.500%, 02/15/2018	20,000,000	22,670,320
3.750%, 11/15/2018	10,000,000	11,578,910
3.125%, 05/15/2019	20,000,000	22,531,240
3.625%, 08/15/2019	10,000,000	11,583,590
3.375%, 11/15/2019	10,000,000	11,441,410
3.625%, 02/15/2020	10,000,000	11,613,280
3.500%, 05/15/2020	20,000,000	23,068,760
3.625%, 02/15/2021	10,000,000	11,634,380
2.000%, 11/15/2021	25,000,000	25,708,975

Total U.S. Treasury Obligations
(cost $291,841,209)		320,465,845

	Shares	Value
Short-term Investments (1.95%)
JPMorgan U.S. Government Money Market Fund	27,648,218	$27,648,218

Total Short-term Investments
(cost $27,648,218)		27,648,218

TOTAL INVESTMENTS (99.62%)
(cost $854,709,031)		1,415,430,936
OTHER ASSETS, NET OF LIABILITIES (0.38%)		5,456,894

NET ASSETS (100.00%)		$1,420,887,830

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of the security amounted to $962,619 or 0.07% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depositary Receipt

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2013

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (95.64%)
U.S. Treasury Notes
3.625%, 05/15/2013	$10,000,000	$10,072,270
1.375%, 05/15/2013	10,000,000	10,025,780
4.250%, 08/15/2013	10,000,000	10,189,840
3.125%, 09/30/2013	15,000,000	15,259,575
4.000%, 02/15/2014	10,000,000	10,366,020
4.750%, 05/15/2014	10,000,000	10,547,660
2.625%, 06/30/2014	10,000,000	10,321,090
4.250%, 08/15/2014	10,000,000	10,588,280
4.250%, 11/15/2014	5,000,000	5,342,385
4.000%, 02/15/2015	5,000,000	5,366,210
4.125%, 05/15/2015	5,000,000	5,423,440
1.750%, 07/31/2015	10,000,000	10,350,000
4.250%, 08/15/2015	20,000,000	21,932,820
2.625%, 02/29/2016	10,000,000	10,675,000
2.625%, 04/30/2016	20,000,000	21,400,000
1.500%, 06/30/2016	8,000,000	8,285,000
2.750%, 11/30/2016	10,000,000	10,831,250
3.000%, 02/28/2017	10,000,000	10,965,620
2.375%, 07/31/2017	10,000,000	10,755,470
1.875%, 08/31/2017	10,000,000	10,539,840
1.875%, 09/30/2017	10,000,000	10,540,620
1.875%, 10/31/2017	10,000,000	10,540,620
2.250%, 11/30/2017	10,000,000	10,721,090
2.750%, 12/31/2017	12,500,000	13,706,050
2.625%, 01/31/2018	20,000,000	21,817,180
2.750%, 02/28/2018	10,000,000	10,975,000
2.875%, 03/31/2018	10,000,000	11,043,750
2.625%, 04/30/2018	10,000,000	10,922,660
2.375%, 05/31/2018	10,000,000	10,797,660
2.375%, 06/30/2018	10,000,000	10,797,660
2.250%, 07/31/2018	10,000,000	10,732,810
1.375%, 09/30/2018	10,000,000	10,253,120
1.375%, 11/30/2018	10,000,000	10,240,620
1.375%, 12/31/2018	10,000,000	10,232,030
1.250%, 01/31/2019	10,000,000	10,150,780
1.500%, 03/31/2019	10,000,000	10,280,470

Total U.S. Treasury Obligations
(cost $393,393,537)		402,989,670

	Shares	Value
Short-term Investments (3.92%)
JPMorgan U.S. Government Money Market Fund	16,530,584	$16,530,584

Total Short-term Investments
(cost $16,530,584)		16,530,584

TOTAL INVESTMENTS (99.56%)
(cost $409,924,121)		419,520,254
OTHER ASSETS, NET OF LIABILITIES (0.44%)		1,852,427

NET ASSETS (100.00%)		$421,372,681

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (98.45%)
Alabama (1.78%)
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa1	$2,000,000	$2,125,560
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	A+	1,030,000	1,251,831
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,363,466
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	1,005,646
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,962,199
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,740,315
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,864,782

					12,313,799

Alaska (1.57%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,180,000
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,130,696
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	640,540
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	323,007
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA+	1,000,000	1,117,300
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	705,662
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,214,396
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,059,860
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,436,163

					10,807,624

Arizona (5.43%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	Aa1	900,000	903,042
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	564,569
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	AA-	450,000	495,086
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	569,290
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A-	4,180,000	4,967,596
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	AA-	1,965,000	2,406,594
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	590,605
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,753,125
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,077,090
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,125,530
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	720,000	770,177
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	A+	1,500,000	1,591,500
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	A+	500,000	614,090
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	AA-	1,000,000	1,242,420
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,157,360
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,202,570
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	1,360,000	1,432,420
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	2,575,000	2,725,148

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	$1,500,000	$1,634,445
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	A+	1,060,000	1,292,903
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,944,604
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	Aa1	1,500,000	1,738,770
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,151,010
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,303,309
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,221,660

					37,474,913

Arkansas (2.16%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,517,672
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,293,700
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2021	Aa3	645,000	661,351
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2021	Aa3	1,515,000	1,619,626
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,479,707
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2022	Aa3	660,000	670,910
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2022	Aa3	1,000,000	1,023,240
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2022	Aa2	980,000	1,005,539
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	118,134
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	Aa3	675,000	680,548
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	394,456
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,165,980
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,712,460
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	588,370

					14,931,693

California (4.40%)
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (b)	5.000%	07/01/2015	AAA	1,000,000	1,015,480
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,677,423
State of California, Various Purpose General Obligation Refunding Bonds	5.250%	11/01/2015	A-	855,000	882,805
State of California, Various Purpose General Obligation Refunding Bonds (Prerefunded to 11-01-2013 @ 100) (b)	5.250%	11/01/2015	AA+	2,145,000	2,215,335
State of California, Various Purpose General Obligation Refunding Bonds	5.000%	02/01/2017	A-	95,000	96,738
State of California, Various Purpose General Obligation Refunding Bonds (Prerefunded to 08-01-2013 @ 100) (b)	5.000%	02/01/2017	AA+	3,155,000	3,216,491
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003 (Prerefunded to 05-01-2013 @ 100) (b)	5.000%	05/01/2017	Aa1	1,355,000	1,365,190
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B (Prerefunded to 08-01-2013 @ 100) (b)	5.000%	08/01/2017	A+	1,560,000	1,590,404
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	810,774
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	845,537
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,317,470
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,132,493

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	$810,000	$889,388
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,799,833
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,627,835
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	924,836
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	654,362
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,270,074
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,461,915
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,837,155
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	NR	1,000,000	1,077,550
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2029	AA-	600,000	666,468

					30,375,556

Colorado (3.27%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	566,916
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,854,375
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	656,634
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,255,000	2,456,552
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,765,090
St. Vrain Valley School District No. RE-1J, (Boulder, Larimer and Weld Counties, and the City and County of Broomfield, Colorado), General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,820,000	3,072,052
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	4,215,000	4,506,299
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,726,935
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,682,567
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,252,680

					22,540,100

Connecticut (2.32%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (b)	5.000%	01/15/2018	Aa3	600,000	624,498
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	594,060
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	601,052
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	600,000	642,654
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	566,800
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,121,160
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	633,690
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,551,054
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	2,450,000	2,443,410
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	660,963
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,400,000	2,403,432

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (Cont.)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	$1,000,000	$1,103,370
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	2,040,966

					15,987,109

Delaware (0.64%)
State of Delaware, General Obligation Bonds, Series 2007A (Prerefunded to 05-01-2015 @ 100) (b)	4.250%	05/01/2021	Aaa	1,125,000	1,220,152
New Castle County, Delaware, General Obligation Bonds, Series 2012B	3.000%	07/15/2023	Aaa	1,000,000	1,082,300
The State of Delaware, General Obligation Bonds, Series 2013B	3.000%	02/01/2024	Aaa	2,000,000	2,103,600

					4,406,052

Florida (5.81%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	NR	1,000,000	1,171,240
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,229,181
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,252,306
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,284,721
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,642,785
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,320,848
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,106,120
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,830,015
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	NR	600,000	696,672
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,132,770
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,611,616
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,359,828
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,585,140
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,899,443
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	440,325
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,417,400
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	238,872
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A	3,000,000	3,233,010
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,689,025
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,420,980
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,991,120
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,344,800
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,161,420

					40,059,637

Georgia (1.71%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	224,800
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	285,362
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,150,900
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,242,300
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	2,012,202
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	847,342
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,190,990
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,169,760

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	$2,300,000	$2,707,077

					11,830,733

Hawaii (0.69%)
City and County of Honolulu, General Obligation Bonds, Series 2005F (Prerefunded to 07-01-2015 @ 100) (b)	5.000%	07/01/2026	Aa1	2,140,000	2,367,311
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,369,120

					4,736,431

Idaho (0.16%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,134,100

Illinois (2.80%)
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A-	2,000,000	2,007,060
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois,
General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2015	NR	700,000	718,753
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois,
General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2015	Aa2	345,000	354,243
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois,
General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	NR	735,000	754,691
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois,
General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	Aa2	365,000	374,778
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (b)	5.000%	11/01/2019	A1	1,650,000	1,850,277
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,370,900
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,460,028
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,643,115
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties,
Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,388,820
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties,
Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,310,760
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005 (Prerefunded to 01-01-2015 @ 100) (b)	5.000%	01/01/2024	Aa2	130,000	140,945
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	870,000	929,560

					19,303,930

Indiana (2.40%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,673,919
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.350%	07/15/2017	NR	210,000	220,139
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.600%	07/15/2018	NR	220,000	233,235
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	NR	1,665,000	1,829,044
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	NR	230,000	247,494
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	990,226
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,360,250
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	NR	245,000	264,056

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	$2,075,000	$2,401,003
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	583,490
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	207,056
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,229,452
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	242,245
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	237,558
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,084,850
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,731,256

					16,535,273

Iowa (2.50%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,065,656
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,056,003
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	562,302
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A (Prerefunded to 06-01-2014 @ 100) (b)	5.000%	06/01/2018	Aaa	850,000	900,124
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,350,257
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aa3	1,200,000	1,251,432
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,499,958
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	Aa1	1,775,000	2,023,518
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	Aa1	1,750,000	1,987,422
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,163,820
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	Aa1	1,950,000	2,226,822
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,142,930

					17,230,244

Kansas (3.80%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,216,400
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,287,588
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	689,872
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation
School Building Bonds, Series 2004 (Prerefunded to 09-01-2014 @ 100) (b)	5.000%	09/01/2018	A1	1,000,000	1,070,080
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	540,000	604,244
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	370,000	413,512
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2019	Aa1	980,000	1,049,345
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,129,760
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,011,387
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	1,009,189
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,818,571
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,137,086
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	NR	2,000,000	2,331,580
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,267,298
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	NR	1,240,000	1,367,013

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	$2,220,000	$2,555,797
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa2	215,000	218,135
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (b)	5.600%	08/15/2029	NR	1,335,000	1,366,947
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa2	225,000	228,200
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (b)	5.600%	08/15/2030	NR	1,405,000	1,438,622

					26,210,626

Kentucky (1.47%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,415,977
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,237,941
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,758,716
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,945,433
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,715,115
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,102,710

					10,175,892

Louisiana (1.19%)
State of Louisiana, General Obligation Bonds, Series 2003 A (Prerefunded to 05-01-2013 @ 100) (b)	5.000%	05/01/2018	Aa2	4,000,000	4,029,960
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	NR	1,340,000	1,445,029
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	453,369
State of Louisiana, General Obligation Match Bonds, Series 2006-B (Prerefunded to 07-15-2016 @ 100) (b)	5.000%	07/15/2025	Aa2	2,000,000	2,298,140

					8,226,498

Maine (0.92%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	A+	100,000	114,020
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	A+	3,515,000	3,980,632
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004 (Prerefunded to 07-01-2014 @ 100) (b)	5.250%	07/01/2030	Aa3	2,100,000	2,237,634

					6,332,286

Maryland (1.70%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	461,399
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	4.000%	10/01/2017	Aaa	455,000	497,488
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,191,160
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	2,000,000	2,030,100
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,324,228
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,417,365
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,775,100

					11,696,840

Massachusetts (0.91%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,173,193

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Massachusetts (Cont.)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (b)	5.250%	08/01/2017	Aa1	$5,000,000	$5,101,050

					6,274,243

Michigan (2.70%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	547,460
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	523,301
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	NR	1,000,000	1,097,430
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	512,682
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,259,160
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	772,247
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	327,891
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	546,880
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	AA	1,485,000	1,605,790
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	472,384
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	705,672
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,235,452
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax) (c)	4.000%	05/01/2025	A+	700,000	779,023
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,508,333
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax) (c)	4.000%	05/01/2026	A+	1,290,000	1,421,180
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,504,010
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	812,700

					18,631,595

Minnesota (0.67%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,410,309
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,186,540

					4,596,849

Mississippi (2.48%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,051,880
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,272,260
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005 (Prerefunded to 05-01-2014 @ 100) (b)	4.000%	05/01/2018	Aa1	1,585,000	1,653,535
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,078,370
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	543,481

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	$525,000	$600,689
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	570,360
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	456,288
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,199,090
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,925,135
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,604,096
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,133,590

					17,088,774

Missouri (2.97%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,966,606
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,194,959
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	582,014
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	545,000	616,744
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,682,649
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,338,681
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	NR	3,000,000	3,388,140
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,514,750
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,234,140

					20,518,683

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	535,056

Nebraska (2.81%)
Nebraska Public Power District Revenue Series A (Prerefunded to 07-01-2013 @ 100) (b)	5.000%	01/01/2017	A	3,000,000	3,046,260
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2018	Aa1	2,140,000	2,377,947
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2019	Aa1	2,140,000	2,377,947
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,731,579
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,466,666
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,890,252
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,387,480
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,288,748

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	$730,000	$794,116

					19,360,995

New Hampshire (0.93%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	AA	400,000	438,760
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (b)	4.750%	07/15/2016	NR	115,000	126,744
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003 (Prerefunded to 06-01-2013 @ 100) (b)	5.000%	12/01/2017	Aa1	2,620,000	2,649,947
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,557,555
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,659,075

					6,432,081

New Jersey (3.98%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,482,510
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005 (Prerefunded to 07-15-2014 @ 100) (b)	4.000%	07/15/2018	Aa2	1,230,000	1,292,115
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,710,000	1,836,044
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	NR	1,900,000	2,045,065
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,779,686
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,267,296
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	339,939
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	855,338
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,878,252
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	734,169
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,395,174
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	NR	750,000	869,768
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	638,202
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	526,882
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,668,305
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B, General Improvement Bonds of 2012	2.125%	12/15/2024	Aaa	1,856,000	1,818,861

					27,427,606

New Mexico (2.45%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	4,111,695
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	1,500,000	1,717,740
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	NR	1,365,000	1,465,573
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa1	2,000,000	2,176,060
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	NR	1,320,000	1,413,113

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	$2,450,000	$2,748,434
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,204,760
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,063,320

					16,900,695

New York (2.36%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,054,140
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,218,840
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,780,551
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	873,122
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	740,140
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	NR	410,000	448,384
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	664,788
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A1	3,000,000	3,251,640
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,397,863
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	NR	465,000	496,415
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,765,566
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	499,937
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,099,550

					16,290,936

North Carolina (1.45%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aa1	1,000,000	1,120,510
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	949,640
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,201,020
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	545,000	609,937
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,144,380
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,120,470
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2024	Aaa	455,000	486,313
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,771,083
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2025	Aaa	455,000	480,403
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,117,850

					10,001,606

North Dakota (0.63%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	Aaa	1,915,000	1,967,988
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2017	Aaa	1,225,000	1,258,896
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,090,740

					4,317,624

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (2.23%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	$705,000	$707,404
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,755,506
State of Ohio, Common Schools General Obligation Bonds, Series 2005C (Prerefunded to 06-15-2015 @ 100) (b)	4.300%	06/15/2021	Aa1	2,000,000	2,176,680
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,273,070
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,204,912
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,418,082
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,171,340
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,695,894

					15,402,888

Oklahoma (1.02%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AA+	1,230,000	1,403,147
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013(c)	4.000%	03/01/2023	Aa1	2,500,000	2,828,100
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	Aa1	1,485,000	1,654,825
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	1,120,000	1,120,213

					7,006,285

Oregon (2.30%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,351,788
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004 (Prerefunded to 06-01-2014 @ 100) (b)	4.750%	06/01/2018	Aa3	500,000	527,620
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004 (Prerefunded to 06-15-2014 @ 100) (b)	5.000%	06/15/2018	Aa3	1,625,000	1,722,760
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	275,000	291,613
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,151,420
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,739,775
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,502,514
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	936,562
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	842,277
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	942,848
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	Aa1	1,335,000	1,488,084
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	Aa1	2,000,000	2,361,320

					15,858,581

Pennsylvania (2.22%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-14-2014 @ 100) (b)	4.500%	05/15/2016	A+	1,070,000	1,124,196
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.500%	05/15/2017	A+	1,010,000	1,061,156

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	$1,030,000	$1,082,118
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.750%	05/15/2018	A+	1,160,000	1,222,211
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,047,250
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,544,605
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,819,990
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,802,243
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,594,548

					15,298,317

Rhode Island (0.16%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,138,040

South Carolina (1.49%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,120,080
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,687,298
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	Aa2	1,675,000	1,936,769
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,183,150
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,105,220
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	926,576
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,302,020

					10,261,113

South Dakota (0.27%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.150%	01/15/2020	AA-	1,130,000	1,137,763
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.500%	01/15/2022	AA-	475,000	477,337
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	266,642

					1,881,742

Tennessee (3.08%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000 (Prerefunded to 03-01-2013 @ 102) (b)	5.000%	03/01/2014	Aaa	2,705,000	2,759,100
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,200,465
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	701,138
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,313,684
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	706,555
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa1	2,000,000	2,292,380
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012	3.000%	07/01/2023	Aa2	1,540,000	1,612,857
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,258,060

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.400%	10/01/2023	Aaa	$1,050,000	$1,158,790
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013(c)	3.000%	07/01/2024	Aa2	590,000	619,282
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,131,320
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013(c)	3.000%	07/01/2025	Aa2	640,000	662,432
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,197,760
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013(c)	3.000%	07/01/2026	Aa2	650,000	663,455

					21,277,278

Texas (3.68%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,234,430
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (b)	5.000%	02/15/2020	AA+	1,535,000	1,740,030
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	549,569
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,149,340
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	525,798
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	422,441
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	442,289
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	AA-	2,345,000	2,790,902
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	AA-	2,000,000	2,348,120
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,318,838
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,843,285
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,555,930
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	AA-	2,465,000	2,914,641
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,148,140
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,134,920
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,080,830
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,168,690

					25,368,193

Utah (0.88%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	478,117
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	690,468
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,704,436
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,208,922

					6,081,943

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (2.27%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	$1,020,000	$1,108,791
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,867,584
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,380,770
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,701,705
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012	3.000%	01/15/2022	Aa2	940,000	998,195
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,385,892
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,576,260
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A (Prerefunded to 08-01-2014 @ 100) (b)	4.750%	08/01/2026	Aa1	1,000,000	1,062,660
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,594,520

					15,676,377

Washington (4.38%)
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2004 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2017	Aa3	705,000	729,760
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004 (Prerefunded to 12-01-2014 @ 100) (b)	5.000%	12/01/2017	Aa2	1,000,000	1,080,900
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2004 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2018	Aa3	740,000	765,989
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,121,360
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,112,050
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA	2,000,000	2,084,460
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	1,020,000	1,080,129
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003 (Prerefunded to 12-01-2013 @ 100) (b)	4.625%	12/01/2022	Aa2	2,000,000	2,065,460
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	622,847
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,097,670
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,079,544
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,547,920
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	642,507
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,609,703
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,152,230
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,359,380
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	565,910
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004 (Prerefunded to 09-01-2014 @ 100) (b)	4.750%	09/01/2028	Aa1	3,500,000	3,732,295
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,740,060

					30,190,174

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (1.91%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	Aa3	$2,510,000	$3,058,485
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	Aa3	3,200,000	3,874,208
West Virginia University Board of Governors, University Revenue Improvement Bonds (West Virginia University Projects), 2004 Series C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2024	Aa3	2,500,000	2,684,975
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,209,533
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,360,591

					13,187,792

Wisconsin (1.15%)
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	600,176
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,127,070
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	936,088
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,520,189
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	348,768
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,152,800
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,233,050

					7,918,141

Wyoming (0.27%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,837,105

Total Long-term Municipal Bonds
(cost $629,874,901)					679,070,048

	Shares	Value
Short-term Investments (1.63%)
JPMorgan Tax Free Money Market Fund	11,287,776	$11,287,776

Total Short-term Investments
(cost $ 11,287,776)		11,287,776

TOTAL INVESTMENTS (100.08%)
(cost $ 641,162,677)		690,357,824
LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(583,453)

NET ASSETS (100.00%)		$689,774,371

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government or U.S. Government Agency securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2013, the Municipal Bond Fund had commitments of $6,962,374 (representing 1.01% of net assets) for when-issued securities.

26

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgement.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgement are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

27

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of February 28, 2013:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,282,960,943	$—	$—	$3,282,960,943
Short-term Investments	43,999,869	—	—	43,999,869
Balanced Fund
Common Stocks (a)	812,362,916	—	—	812,362,916
Corporate Bonds (a)	—	230,810,734	—	230,810,734
Foreign Government Bonds	—	2,918,500	—	2,918,500
Agency Commercial Mortgage-Backed Securities	—	17,697,959	—	17,697,959
Agency Notes & Bonds	—	3,526,764	—	3,526,764
U.S. Treasury Obligations	—	320,465,845	—	320,465,845
Short-term Investments	27,648,218	—	—	27,648,218
Interim Fund
U.S. Treasury Obligations	—	402,989,670	—	402,989,670
Short-term Investments	16,530,584	—	—	16,530,584
Municipal Bond Fund
Long-term Municipal Bonds	—	679,070,048	—	679,070,048
Short-term Investments	11,287,776	—	—	11,287,776

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2012 or for the period ended February 28, 2013. There were no significant transfers of securities between Level 1 and Level 2 as of February 28, 2013 as compared to November 30, 2012.

4.	Income Taxes

As of February 28, 2013, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,184,023,242	$2,169,056,601	$(26,119,031)	$2,142,937,570
Balanced Fund	854,709,031	572,612,220	(11,890,315)	560,721,905
Interim Fund	409,924,121	9,765,985	(169,852)	9,596,133
Municipal Bond Fund	641,162,677	49,420,341	(225,194)	49,195,147

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

28

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date April 22, 2013

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date April 22, 2013